Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands, ฿ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥) m²	Sep. 30, 2023 THB (฿) m²	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Cost			¥ 491,685		¥ 324,534
Less: Accumulated depreciation			(154,473)		(84,329)
Total			871,611		504,953		$ 122,764
Depreciation expenses			77,701		44,856	¥ 21,187
Purchases of property and equipment			406,748	$ 57,289	231,210	¥ 220,096
Land
Property, Plant and Equipment [Line Items]
Cost			39,312
Purchases of property and equipment	¥ 39,312	฿ 189.4
Area of land | m²	25,686	25,686
Electronic equipment
Property, Plant and Equipment [Line Items]
Cost			114,237		79,663
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost			67,677		63,995
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost			186,890		121,614
Furniture and fixture
Property, Plant and Equipment [Line Items]
Cost			78,169		54,851
Transportation vehicles
Property, Plant and Equipment [Line Items]
Cost			5,400		4,411
Property and equipment, net
Property, Plant and Equipment [Line Items]
Total			337,212		240,205
Construction in progress
Property, Plant and Equipment [Line Items]
Total			¥ 534,399		¥ 264,748